FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787
                                   ---------

                        FRANKLIN NEW YORK TAX-FREE TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  6/30/08
                           -------



Item 1. Schedule of Investments.


Franklin New York Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2008

CONTENTS

Franklin New York Insured Tax-Free Income Fund ..............    3
Franklin New York Intermediate-Term Tax-Free Income Fund ....    8
Franklin New York Limited-Term Tax-Free Income Fund .........   13
Franklin New York Tax-Exempt Money Fund .....................   16
Notes to Statements of Investments ..........................   19

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                    Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                     PRINCIPAL AMOUNT       VALUE
    ----------------------------------------------                                     ----------------   ------------
    MUNICIPAL BONDS 99.1%
    NEW YORK 99.1%
    Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student
       Housing, Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32 .........   $      2,785,000   $  2,819,729
    Babylon IDA Civic Facility Revenue, Winthrop South Nassau University Health
       Systems East Inc. Project, Series A, AMBAC Insured, 6.00%, 8/01/24 ..........          4,020,000      4,178,790
    Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 ..........................            200,000        207,772
    Buffalo Municipal Water Finance Authority Water System Revenue, FSA
    Insured, Pre-Refunded, 6.00%,
       7/01/26 .....................................................................          1,185,000      1,247,047
       7/01/29 .....................................................................          3,000,000      3,157,080
    Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 ..            900,000        939,483
    Erie County GO, Sewer District, Series B, MBIA Insured, 5.00%, 12/01/35 ........          2,000,000      1,988,100
    Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 ...          2,300,000      2,398,716
    Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA
       Insured, 5.80%, 7/01/15 .....................................................          1,340,000      1,342,881
    Hudson Yards Infrastructure Corp. Revenue, Series A, FSA Insured, 5.00%,
       2/15/47 .....................................................................         15,000,000     15,114,150
    Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%,
       10/01/35 ....................................................................         10,000,000     10,159,500
    Madison County IDA Civic Facility Revenue,
       Colgate University Project, Series A, AMBAC Insured, 5.00%, 7/01/35 .........          6,165,000      6,255,810
       Colgate University Project, Series A, MBIA Insured, 5.00%, 7/01/39 ..........          3,750,000      3,778,950
       Morrisville State College Foundation, Series A, CIFG Insured, 5.00%,
          6/01/37 ..................................................................          1,000,000        986,410
    Middle Country Central School District Centereach GO, FSA Insured, 4.875%,
       6/01/20 .....................................................................          1,650,000      1,687,571
    Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project,
       MBIA Insured,
       5.25%, 10/01/21 .............................................................          1,520,000      1,584,889
       5.00%, 10/01/31 .............................................................          3,100,000      3,141,137
    Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%,
       2/15/13 .....................................................................          1,055,000      1,175,892
    MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%,
       7/01/23 .....................................................................          3,000,000      3,171,480
    MTA Dedicated Tax Fund Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 ..........................          8,000,000      8,024,400
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ........................          2,500,000      2,644,800
       Series A, MBIA Insured, 5.00%, 11/15/35 .....................................         16,000,000     15,975,360
    MTA Revenue, Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ................          4,000,000      4,021,400
    MTA Service Contract Revenue,
       Refunding, AMBAC Insured, 5.00%, 7/01/30 ....................................          7,000,000      7,045,290
       Series B, MBIA Insured, 5.00%, 1/01/31 ......................................          3,000,000      3,004,290
    Nassau County GO, Public Improvement, Series E, FSA Insured, Pre-Refunded,
       6.00%, 3/01/20 ..............................................................          1,510,000      1,592,114
    Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed,
       FSA Insured, Pre-Refunded, 5.75%, 8/01/29 ...................................          2,655,000      2,819,371
    New York City Educational Construction Fund Revenue, Series A, FGIC
       Insured, 5.00%, 4/01/37 .....................................................         19,750,000     19,790,092
    New York City GO,
       Refunding, Series A, FSA Insured, 5.00%, 8/01/26 ............................          9,450,000      9,721,593
       Series A, MBIA Insured, 6.00%, 5/15/30 ......................................             15,000         15,801
       Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 ........................          1,985,000      2,128,674
       Series D1, 5.125%, 12/01/28 .................................................          5,000,000      5,121,700
       Series I, MBIA Insured, 5.00%, 4/15/29 ......................................          2,345,000      2,354,497
       Series I, MBIA Insured, Pre-Refunded, 5.00%, 4/15/29 ........................            655,000        678,351


                     Quarterly Statements of Investments | 3

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                     PRINCIPAL AMOUNT       VALUE
    ----------------------------------------------                                     ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA
       Insured, 5.125%, 2/15/23 ....................................................   $      3,890,000   $  3,997,558
    New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day
       School, FSA Insured, 5.375%, 5/01/29 ........................................            980,000      1,007,989
    New York City IDAR,
       Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/36 ...............          5,000,000      4,868,800
       Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/46 ...............         10,000,000      9,529,200
       Yankee Stadium, Pilot, FGIC Insured, 5.00%, 3/01/46 .........................          5,000,000      4,763,900
    New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC
       Insured, 5.00%, 6/15/26 .....................................................          1,000,000      1,011,440
    New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 ..........................          5,000,000      5,064,650
       Series G, FSA Insured, 5.00%, 6/15/34 .......................................          3,000,000      3,019,530
    New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2007,
       Series S-1, FGIC Insured, 5.00%, 7/15/31 ....................................          8,200,000      8,250,758
    New York City Transitional Finance Authority Revenue, Future Tax Secured,
       Series A, FGIC Insured, 5.00%, 5/01/28 ......................................          5,915,000      5,968,886
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ........................             85,000         89,596
       Series C, 4.75%, 5/01/23 ....................................................          1,755,000      1,762,810
       Series D, MBIA Insured, 5.00%, 2/01/22 ......................................          2,000,000      2,066,780
    New York City Transportation Authority MTA Triborough Bridge and Tunnel
       Authority COP,
       AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 .................................          3,000,000      3,169,680
       Series A, AMBAC Insured, Pre-Refunded, 5.25%, 1/01/29 .......................          3,500,000      3,672,445
    New York City Trust for Cultural Resources Revenue, Museum of Modern Art
       2001, Series D,
       AMBAC Insured, 5.125%, 7/01/31 ..............................................          7,500,000      7,612,125
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
       AMBAC Insured, 5.00%,
       11/15/35 ....................................................................          5,675,000      5,583,178
       11/15/44 ....................................................................         13,000,000     12,494,560
    New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
       AMBAC Insured,
       5.25%, 6/01/21 ..............................................................          6,000,000      6,188,040
    New York State Dormitory Authority Lease Revenue,
       Delaware Chenango Madison Otsego Board of Cooperative Education Services,
          XLCA Insured, 5.00%, 8/15/27 .............................................         10,000,000     10,094,300
       Master Boces Program, Series A, FSA Insured, 5.25%, 8/15/21 .................          1,740,000      1,797,385
    New York State Dormitory Authority Revenue,
       Iona College, XLCA Insured, 5.125%, 7/01/32 .................................          4,000,000      3,816,800
       School Districts Financing Program, Series D, MBIA Insured, 5.25%,
          10/01/23 .................................................................          1,750,000      1,835,208
       School Districts Financing Program, Series D, MBIA Insured, 5.00%,
          10/01/30 .................................................................          1,750,000      1,775,235
    New York State Dormitory Authority Revenues,
       853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 .......          1,340,000      1,388,039
       City University System Consolidated, Third General, Series 1, FSA Insured,
          Pre-Refunded, 5.50%, 7/01/29 .............................................          1,585,000      1,660,208
       Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%,
          7/01/24 ..................................................................          2,000,000      1,940,020
       Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 .................            400,000        413,060
       Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 .................          1,880,000      1,937,321
       Maimonides Medical Center, MBIA Insured, 5.00%, 8/01/24 .....................          6,205,000      6,361,552
       Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 ...........          1,500,000      1,503,825


                    4 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                     PRINCIPAL AMOUNT       VALUE
    ----------------------------------------------                                     ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%,
          2/15/24 ..............................................................       $      1,975,000   $  2,034,072
       Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%,
          2/15/29 ..............................................................              1,850,000      1,928,015
       Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%,
          2/15/29 ..............................................................                150,000        152,928
       Mental Health Services Facilities Improvement, Series A, MBIA Insured,
          Pre-Refunded, 5.25%, 8/15/26 .........................................              2,570,000      2,737,590
       Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 .......................             11,000,000     10,485,970
       New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 ............                885,000        900,240
       Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%,
          7/01/37 ..............................................................             10,720,000     10,812,728
       Non-State Supported Debt, Educational Housing Services, Cuny Student
          Housing Project, AMBAC Insured, 5.25%, 7/01/30 .......................              5,150,000      5,306,663
       Non-State Supported Debt, Fashion Institute Student Housing Corp., FGIC
          Insured, 5.25%, 7/01/34 ..............................................             13,220,000     13,108,820
       Non-State Supported Debt, Health Quest Systems, Series A, Assured
          Guaranty, 5.25%, 7/01/27 .............................................              1,500,000      1,555,485
       Non-State Supported Debt, Health Quest Systems, Series B, Assured
          Guaranty, 5.25%, 7/01/27 .............................................              2,500,000      2,592,475
       Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%,
          8/15/29 ..............................................................              2,500,000      2,530,750
       Non-State Supported Debt, Mount Sinai School Medical New York
          University, Refunding, MBIA Insured, 5.00%, 7/01/35 ..................              5,000,000      5,014,350
       Non-State Supported Debt, New York University, Series A, AMBAC Insured,
          5.00%, 7/01/37 .......................................................             20,000,000     20,231,000
       Non-State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured,
          5.00%, 7/01/34 .......................................................              5,510,000      5,610,833
(a)    Non-State Supported Debt, School District Financing Program, Series A,
          FSA Insured, 5.00%, 10/01/21 .........................................              6,645,000      7,038,052
       Non-State Supported Debt, School District Financing Program, Series A,
          FSA Insured, 5.00%, 10/01/22 .........................................              7,645,000      8,058,212
       Non-State Supported Debt, School District Financing Program, Series C,
          FSA Insured, 5.00%, 10/01/32 .........................................              5,000,000      5,099,800
       Non-State Supported Debt, St. John's University, Series A, MBIA Insured,
          5.25%, 7/01/37 .......................................................             10,000,000     10,042,700
       Non-State Supported Debt, The New School, Refunding, MBIA Insured, 5.00%,
          7/01/46 ..............................................................             12,000,000     12,007,800
       Non-State Supported Debt, University of Rochester, Refunding, Series A,
          MBIA Insured, 5.00%, 7/01/27 .........................................                145,000        146,515
       Non-State Supported Debt, University of Rochester, Series A, MBIA
          Insured, Pre-Refunded, 5.00%, 7/01/27 ................................                855,000        863,550
       NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 ......................              1,700,000      1,751,425
       Pace University, MBIA Insured, Pre-Refunded, 6.00%, 7/01/29 .............              3,000,000      3,223,650
       Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%,
          7/01/32 ..............................................................              5,000,000      5,061,400
       Secondarily Insured, Mental Health Services, Series B, MBIA Insured,
          Pre-Refunded, 5.00%, 2/15/24 .........................................                260,000        267,777
       Secondarily Insured, Mental Health Services, Series B, MBIA Insured,
          Pre-Refunded, 5.00%, 2/15/24 .........................................                 25,000         25,359
       Secondarily Insured, State University Educational Facilities, Refunding,
          Series A, Assured Guaranty, 5.50%, 5/15/22 ...........................              5,000,000      5,627,100
       Series 1, MBIA Insured, 5.00%, 7/01/24 ..................................              2,000,000      2,049,680


                    Quarterly Statements of Investments | 5

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                     PRINCIPAL AMOUNT       VALUE
    ----------------------------------------------                                     ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       Siena College, MBIA Insured, 5.00%, 7/01/31 .............................       $      3,500,000   $  3,544,170
       St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%,
          7/01/30 ..............................................................              3,500,000      3,756,970
       State Supported Debt, Lease, State University Dormitory Facilities,
          Series A, MBIA Insured, 5.00%, 7/01/36 ...............................              5,170,000      5,214,048
       Upstate Community Colleges, MBIA Insured, Pre-Refunded, 5.125%,
          7/01/30 ..............................................................              5,945,000      6,281,844
    New York State Energy Research and Development Authority PCR, Central
       Hudson Gas, Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 ..........              3,500,000      3,577,840
    New York State Environmental Facilities Corp. Water Facilities Revenue,
       Spring Valley Water Project, Refunding, Series B, AMBAC Insured, 6.15%,
       8/01/24 .................................................................              3,000,000      3,008,580
    New York State Municipal Bond Bank Agency Special Program Revenue,
       Buffalo, Series A, AMBAC Insured, 5.25%, 5/15/31 ........................              4,000,000      4,087,160
    New York State Power Authority Revenue, Series A, MBIA Insured, 5.00%,
       11/15/47 ................................................................             10,000,000     10,044,000
    New York State Thruway Authority General Revenue, AMBAC Insured, 5.00%,
       1/01/30 .................................................................              7,540,000      7,635,833
    New York State Thruway Authority Second General Highway and Bridge Trust
       Fund Revenue, Series A, FSA Insured, 5.00%, 4/01/24 .....................             16,420,000     17,070,560
    New York State Urban Development Corp. Revenue,
       Correctional Facilities Service Contract, Series C, AMBAC Insured,
          Pre-Refunded, 6.00%, 1/01/29 .........................................             11,200,000     11,546,080
       State Personal Income Tax, Series A1, 5.00%, 12/15/27 ...................              5,000,000      5,163,400
    Niagara Falls City School District COP, High School Facility, Refunding,
       FSA Insured, 5.00%, 6/15/28 .............................................              4,155,000      4,242,878
    Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ..........                  5,000          5,011
    North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
       4/01/15 .................................................................              1,065,000      1,226,252
       4/01/16 .................................................................              1,000,000      1,163,470
    Oswego County IDA Civic Facility Revenue, Oswego School District Public
       Library Project, XLCA Insured, 5.00%, 12/15/30 ..........................              1,805,000      1,802,527
    Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36 ..........             20,240,000     19,850,987
    Rensselaer County GO, AMBAC Insured, 6.70%, 2/15/11 ........................                810,000        881,434
    Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series
       A, AMBAC Insured, 5.00%,
       12/01/32 ................................................................              2,000,000      2,026,900
       12/01/37 ................................................................              3,320,000      3,349,648
    Sachem Central School District Holbrook GO, MBIA Insured, Pre-Refunded,
       5.00%,
       6/15/30 .................................................................              1,000,000      1,075,620
    Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
       10/15/32 ................................................................             10,000,000     10,171,800
    Schenectady IDA Civic Facility Revenue,
       Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30 ...............              3,000,000      3,051,810
       Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35 ...............              2,375,000      2,415,185
       Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ..........              2,395,000      2,419,213
    St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University
       Project, Series A, MBIA Insured, 5.00%, 7/01/28 .........................              2,455,000      2,474,910
    Taconic Hills Central School District at Craryville GO, Columbia County,
       Refunding, FGIC Insured, 5.00%, 6/15/27 .................................              1,295,000      1,310,216
    Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series
       B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 ...........................              1,000,000      1,091,420


                    6 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                     PRINCIPAL AMOUNT       VALUE
    ----------------------------------------------                                     ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
       AMBAC Insured, Pre-Refunded, 5.75%, 8/01/29 .............................       $        550,000   $    579,266
    Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA
       Insured, 5.00%, 12/01/27 ................................................              3,680,000      3,790,510
    Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 ...              1,500,000      1,529,925
                                                                                                          ------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $569,224,772) ....                           566,572,404
                                                                                                          ------------
    SHORT TERM INVESTMENTS 0.6%
    MUNICIPAL BONDS 0.6%
    NEW YORK 0.6%
(b) New York City GO,
       Sub Series H-1, Daily VRDN and Put, 2.40%, 1/01/36 ......................                700,000        700,000
       Unlimited, Series B, Sub Series B-4, Daily VRDN and Put, 8.25%,
          8/15/23 ..............................................................              1,000,000      1,000,000
(b) New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and
       Put, 2.40%, 11/01/39 ....................................................                200,000        200,000
(b) New York City Municipal Water Finance Authority Water and Sewer System
       Revenue, Second General Resolution, Refunding, Series CC-1, Daily VRDN
       and Put, 2.40%, 6/15/38 .................................................              1,400,000      1,400,000
                                                                                                          ------------
    TOTAL SHORT TERM INVESTMENTS (COST $3,300,000) .............................                             3,300,000
                                                                                                          ------------
    TOTAL INVESTMENTS (COST $572,524,772) 99.7% ................................                           569,872,404
    OTHER ASSETS, LESS LIABILITIES 0.3% ........................................                             1,577,407
                                                                                                          ------------
    NET ASSETS 100.0% ..........................................................                          $571,449,811
                                                                                                          ============

See Selected Portfolio Abbreviations on page 18.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 7

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                           PRINCIPAL AMOUNT       VALUE
    --------------------------------------------------------                           ----------------   ------------
    MUNICIPAL BONDS 95.7%
    NEW YORK 85.4%
    Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%,
       12/15/13 ....................................................................   $      1,850,000   $  1,878,731
    Albany IDA Civic Facility Revenue,
       Albany Medical Center Project, 5.75%, 5/01/09 ...............................            275,000        277,519
       St. Peter's Hospital Project, Series A, 5.75%, 11/15/22 .....................          4,090,000      4,215,072
       St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/12 .....            420,000        447,229
    Amherst IDA Civic Facility Revenue,
       Mandatory Put 10/01/11, Refunding, Series A, Radian Insured, 4.20%,
          10/01/31 .................................................................          4,235,000      4,242,411
       University of Buffalo Foundation, Student Housing, Creekside Project,
          Series A, AMBAC Insured, 4.625%, 8/01/16 .................................          1,030,000      1,065,514
    Bath Central School District GO, Refunding,
       FGIC Insured, 4.00%, 6/15/19 ................................................          1,850,000      1,797,183
       FSA Insured, 5.10%, 6/15/13 .................................................            775,000        799,947
    Buffalo GO,
       Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 ..........................          1,225,000      1,264,261
       Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 ........................            880,000        925,681
    Byram Hills Central School District GO, ETM, 4.00%, 11/15/10 ...................          1,375,000      1,414,091
    Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 ....          1,080,000      1,109,624
    Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 ....          2,390,000      2,483,903
    Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%,
       6/15/16 .....................................................................          1,000,000      1,021,020
    Dansville Central School District GO, Refunding, Series B, FGIC Insured,
       4.25%, 6/15/11 ..............................................................            930,000        949,902
       4.35%, 6/15/12 ..............................................................            870,000        890,271
       4.45%, 6/15/13 ..............................................................            995,000      1,016,303
    Erie County GO,
       FGIC Insured, 4.70%, 11/01/12 ...............................................            700,000        709,044
       Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 ................          1,000,000      1,032,320
    Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17 ..........          3,000,000      3,255,300
    Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured,
       4.50%, 6/15/15 ..............................................................          1,095,000      1,129,438
    Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ..          1,000,000      1,021,640
    Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%,
       5/15/10 .....................................................................          1,260,000      1,291,210
    Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%,
       6/01/17 .....................................................................          2,105,000      2,222,059
    Highland Central School District GO, Refunding, FSA Insured, 4.125%, 6/15/16 ...          1,080,000      1,093,932
    Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
       6/15/09 .....................................................................          1,125,000      1,152,236
       6/15/10 .....................................................................          1,125,000      1,159,414
    Huntington GO, Public Improvement, 4.20%, 9/01/13 ..............................          1,230,000      1,249,778
    Islip Union Free School District No. 002 GO, Refunding, FGIC Insured, 5.00%,
       7/01/18 .....................................................................          2,215,000      2,322,804
    Long Island Power Authority Electric System Revenue,
       General, Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 .................          8,000,000      8,279,600
       Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 ..........................          2,000,000      2,038,740
    Madison County IDA Civic Facility Revenue, Morrisville State College Foundation,
       Series A, CIFG Insured, 5.00%, 6/01/15 ......................................          1,000,000      1,059,210
    Middle Country Central School District Centereach GO, FSA Insured, 4.75%,
       6/01/17 .....................................................................          1,650,000      1,693,626
    Monroe County GO, Public Improvement, FGIC Insured, 4.30%, 3/01/13 .............          3,015,000      3,044,366
    Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue,
       Refunding, MBIA Insured, 4.00%, 1/01/13 .....................................          1,920,000      1,958,803
    MTA Revenue, Transportation, Refunding, Series B, FSA Insured, 5.00%,
       11/15/23 ....................................................................          5,000,000      5,229,200


                    8 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                           PRINCIPAL AMOUNT       VALUE
    --------------------------------------------------------                           ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    MTA Transit Facilities Revenue,
       Series A, Pre-Refunded, 6.00%, 7/01/15 ......................................   $      1,500,000   $  1,563,030
       Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 .........................          1,370,000      1,449,035
       Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 .........................            545,000        572,719
    Nassau County GO, Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 ............          1,000,000      1,075,200
    Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding,
       Series H,
       AMBAC Insured, 5.25%, 11/15/17 ..............................................          1,500,000      1,614,870
    Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA
       Insured, Pre-Refunded, 6.00%, 8/01/10 .......................................          1,000,000      1,064,570
    New York Bridge Authority Revenue, General, 4.125%, 1/01/13 ....................          4,000,000      4,088,160
    New York City GO,
       Refunding, Series F, 5.25%, 8/01/13 .........................................          1,095,000      1,149,060
       Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 ...........................          2,000,000      2,147,580
       Series D, 4.30%, 10/15/16 ...................................................          3,000,000      3,039,480
       Series E, 5.00%, 8/01/19 ....................................................          3,000,000      3,149,460
       Series H, 4.125%, 8/01/11 ...................................................          1,560,000      1,596,426
       Sub Series L-1, 5.00%, 4/01/23 ..............................................         10,000,000     10,310,600
    New York City Health and Hospital Corp. Revenue, Health System,
       Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 ..........................          1,000,000      1,016,410
       Series A, FSA Insured, 4.15%, 2/15/12 .......................................            750,000        769,995
       Series A, FSA Insured, 4.30%, 2/15/13 .......................................          1,000,000      1,025,900
    New York City IDA Civic Facility Revenue, Institute of International
       Education Inc. Project, 5.125%, 9/01/16 .....................................          2,320,000      2,395,261
    New York City Transitional Finance Authority Revenue,
       Future Tax Secured, Series A, 4.75%, 11/15/13 ...............................          1,000,000      1,020,590
       Future Tax Secured, Series B, 4.75%, 11/01/16 ...............................          2,200,000      2,238,082
       Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/13 .................          1,000,000      1,072,380
       sub. bond, Future Tax Secured, Refunding, Series B, 5.00%, 11/01/23 .........          5,000,000      5,220,900
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
       AMBAC Insured, 5.00%, 11/15/20 ..............................................          5,775,000      5,946,749
    New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
       AMBAC Insured, 5.25%, 6/01/21 ...............................................          4,200,000      4,331,628
    New York State Dormitory Authority Lease Revenue,
       Delaware Chenango Madison Otsego Board of Cooperative Education Services,
          XLCA Insured, 5.00%, 8/15/21 .............................................          5,340,000      5,513,390
       State University Dormitory Facilities, Series A, Pre-Refunded, 5.50%,
          7/01/12 ..................................................................          1,815,000      1,930,960
    New York State Dormitory Authority Revenue,
       Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 ......................          2,080,000      2,090,671
       Teachers College, MBIA Insured, 4.00%, 7/01/12 ..............................          1,000,000      1,022,610
    New York State Dormitory Authority Revenues,
       City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 ..........          1,000,000      1,013,850
       Department of Health, Refunding, Series 2, 5.00%, 7/01/19 ...................          3,740,000      3,877,034
       Department of Health, Refunding, Sub Series 2, FGIC Insured, 5.00%,
          7/01/18 ..................................................................          5,000,000      5,212,700
       Hospital, Insured, Mortgage, Series A, FSA Insured, 5.25%, 8/15/15 ..........          5,000,000      5,333,150
       Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 ..........................          1,720,000      1,813,826
       Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 ..........................          1,895,000      1,978,607
       Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23 .................          2,000,000      2,106,960


                     Quarterly Statements of Investments | 9

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                           PRINCIPAL AMOUNT       VALUE
    --------------------------------------------------------                           ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 ...........................   $      2,975,000   $  3,043,485
       New York State Department of Health, Refunding, 5.25%, 7/01/17 ..............          5,000,000      5,291,950
       Non-State Supported Debt, Bishop Henry B. Hucles Nursing, 5.00%, 7/01/24 ....          4,765,000      4,739,031
       Non-State Supported Debt, Columbia University, Series C, 5.00%, 7/01/24 .....          4,135,000      4,327,030
       Non-State Supported Debt, Mount Sinai School Medical New York University,
          Refunding, MBIA Insured, 5.00%, 7/01/19 ..................................          2,500,000      2,625,575
       Non-State Supported Debt, Mount Sinai School Medical New York University,
          Refunding, MBIA Insured, 5.00%, 7/01/20 ..................................          3,670,000      3,826,562
       Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding,
          Sub Series 2-2, 5.00%, 1/15/21 ...........................................          6,675,000      6,884,261
       Non-State Supported Debt, New York University, Series A, AMBAC Insured,
          5.00%, 7/01/23 ...........................................................          2,000,000      2,088,340
       Non-State Supported Debt, North Shore L.I. Jewish Obligation Group, Series A,
          5.00%, 5/01/23 ...........................................................          4,990,000      5,014,401
       Office of General Services, MBIA Insured, Pre-Refunded, 5.00%, 4/01/18 ......          2,000,000      2,068,020
       Secured Hospital, Catskill Regional, Refunding, FGIC Insured, 5.25%,
          2/15/18 ..................................................................          2,300,000      2,439,518
       St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 ...............            750,000        785,640
       State Supported Debt, Lease, State University Dormitory Facilities, Series A,
          MBIA Insured, 5.00%, 7/01/21 .............................................          1,980,000      2,064,764
       State Supported Debt, Lease, State University Dormitory Facilities, Series A,
          MBIA Insured, 5.00%, 7/01/22 .............................................          1,730,000      1,798,145
       State Supported Debt, Lease, State University Dormitory Facilities, Series B,
          MBIA Insured, 5.00%, 7/01/17 .............................................          2,875,000      3,061,530
       State University Educational Facilities, Third General Resolution, Refunding,
          Series A, FGIC Insured, 5.50%, 5/15/21 ...................................          7,000,000      7,684,880
       University of Rochester, Series A, Pre-Refunded, 5.25%, 7/01/21 .............            500,000        548,360
    New York State Dormitory Authority State Personal Income Tax Revenue, Education,
       Series D, 5.00%, 3/15/14 ....................................................          1,000,000      1,075,250
    New York State Energy Research and Development Authority PCR, New York
       State Electric and Gas,
       MBIA Insured, 4.10%, 3/15/15 ................................................          2,000,000      2,031,020
       Series B, MBIA Insured, 4.00%, 10/15/15 .....................................          5,000,000      5,022,550
       Series D, MBIA Insured, 4.10%, 12/01/15 .....................................          2,000,000      2,014,100
    New York State Environmental Facilities Corp. State Clean Water and Drinking
       Revenue, Revolving Funds, Series B,
       5.80%, 1/15/16 ..............................................................          1,010,000      1,048,138
       Pre-Refunded, 5.80%, 1/15/16 ................................................          1,490,000      1,567,420
    New York State GO, Series A, FGIC Insured, 4.00%, 3/01/24 ......................          5,000,000      4,643,300
    New York State Thruway Authority General Revenue, Series F, AMBAC Insured,
       5.00%, 1/01/22 ..............................................................          6,535,000      6,758,105
    New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
       General, Second, Refunding, Series B, AMBAC Insured, 5.00%, 4/01/21 .........          5,000,000      5,221,900
       General, Second, Series B, 5.00%, 4/01/18 ...................................          5,000,000      5,366,950
       Series A, FSA Insured, 5.25%, 4/01/12 .......................................          1,620,000      1,735,052


                    10 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                           PRINCIPAL AMOUNT       VALUE
    --------------------------------------------------------                           ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Urban Development Corp. Revenue,
       Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 ....   $      1,525,000   $  1,544,642
       Correctional Facilities Service Contract, Series C, AMBAC Insured,
          Pre-Refunded, 6.00%, 1/01/15 .............................................          1,000,000      1,030,900
       State Personal Income Tax, Series C-1 Empire State, 4.125%, 12/15/16 ........          1,490,000      1,514,347
       State Personal Income Tax, Series C-1 Empire State, 4.25%, 12/15/17 .........          1,955,000      1,987,316
    North Hempstead GO, FGIC Insured, Pre-Refunded, 6.00%, 7/15/14 .................          1,715,000      1,807,610
    Olean City School District GO, Refunding, FGIC Insured, 4.375%, 6/15/17 ........          1,335,000      1,338,578
    Rochester GO,
       MBIA Insured, ETM, 4.125%, 2/15/10 ..........................................            520,000        533,047
       Refunding, MBIA Insured, 4.125%, 2/15/10 ....................................            490,000        499,398
    Sales Tax Asset Receivable Corp. Revenue, Series A, MBIA Insured, 5.25%,
       10/15/18 ....................................................................          5,000,000      5,361,150
    Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%,
       6/15/15 .....................................................................          1,025,000      1,058,354
    Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%,
       9/15/21 .....................................................................          1,720,000      1,722,270
    Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P.
       Cohalan Complex,
    AMBAC Insured,
       5.25%, 10/15/14 .............................................................          1,435,000      1,477,519
       5.00%, 4/15/16 ..............................................................          1,000,000      1,024,110
    Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding,
       MBIA Insured,
       5.10%, 6/01/13 ..............................................................          2,000,000      2,140,380
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1, 5.50%,
       6/01/19 .....................................................................          5,000,000      5,229,100
    Upper Mohawk Valley Regional Water Finance Authority Water System Revenue,
       AMBAC Insured,
       5.75%, 4/01/20 ..............................................................            165,000        172,715
    Pre-Refunded, 5.75%, 4/01/20 ...................................................            835,000        888,557
    Western Nassau County Water Authority Water System Revenue, AMBAC Insured,
       5.00%, 5/01/19 ..............................................................          1,525,000      1,604,071
    Yonkers GO, Series A, AMBAC Insured, 5.00%, 12/15/14 ...........................          1,795,000      1,875,326
    Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 .............          1,890,000      1,935,095
                                                                                                          ------------
                                                                                                           286,012,987
                                                                                                          ------------
    U.S. TERRITORIES 10.3%
    PUERTO RICO 8.8%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Senior Lien,
       Series A, Assured Guaranty, 5.00%, 7/01/16 ..................................          5,190,000      5,476,696
    Puerto Rico Commonwealth GO, Public Improvement, Assured Guaranty Insured,
       5.25%, 7/01/18 ..............................................................          1,820,000      1,944,015
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation
       Revenue, Refunding, Series N, Assured Guaranty, 5.50%, 7/01/21 ..............          4,000,000      4,341,040
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax
       Revenue, Refunding, Series C, BHAC Insured, 5.50%, 7/01/20 ..................         11,550,000     12,589,153
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control
       Facilities Financing Authority Revenue, Ana G. Mendez University System
       Project, 5.00%,
       3/01/16 .....................................................................          2,605,000      2,611,408
       3/01/21 .....................................................................          2,555,000      2,428,170
                                                                                                          ------------
                                                                                                            29,390,482
                                                                                                          ------------


                    Quarterly Statements of Investments | 11

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                           PRINCIPAL AMOUNT       VALUE
    --------------------------------------------------------                           ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS 1.5%
    Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .........   $      3,000,000   $  3,037,200
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding,
       5.125%, 7/01/13 .............................................................          1,775,000      1,766,125
    Virgin Islands Water and Power Authority Water System Revenue, Refunding,
       5.00%, 7/01/09 ..............................................................            400,000        409,048
                                                                                                          ------------
                                                                                                             5,212,373
                                                                                                          ------------
    TOTAL U.S. TERRITORIES .........................................................                        34,602,855
                                                                                                          ------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $ 319,253,314) .......                       320,615,842
                                                                                                          ------------
    SHORT TERM INVESTMENTS 3.0%
    MUNICIPAL BONDS 3.0%
    NEW YORK 2.8%
(a) Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN
       and Put, 1.70%, 5/01/33 .....................................................            600,000        600,000
(a) MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 2.00%,
       11/01/26 ....................................................................          1,500,000      1,500,000
(a) New York City GO,
       Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put, 2.00%,
          8/01/13 ..................................................................          1,000,000      1,000,000
       Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put,
          2.20% 8/01/14, ...........................................................            600,000        600,000
       Series B, Sub Series B-5, MBIA Insured, Daily VRDN and Put, 2.00%, 8/15/22 ..            300,000        300,000
       Series E, Sub Series E-2, Daily VRDN and Put, 2.40%, 8/01/34 ................            400,000        400,000
       Sub Series H-1, Daily VRDN and Put, 2.40%, 1/01/36 ..........................            900,000        900,000
       Sub Series H-4, Daily VRDN and Put, 1.70%, 3/01/34 ..........................          1,000,000      1,000,000
       Unlimited, Series B, Sub Series B-4, Daily VRDN and Put, 8.25%, 8/15/23 .....          1,500,000      1,500,000
(a) New York City Municipal Water Finance Authority Water and Sewer System
       Revenue,
       Fiscal 2003, Sub Series C-1, Daily VRDN and Put, 2.10%, 6/15/18 .............            200,000        200,000
       Second General Resolution, Refunding, Series CC-1, Daily VRDN and Put, 2.40%,
          6/15/38 ..................................................................          1,400,000      1,400,000
                                                                                                          ------------
                                                                                                             9,400,000
                                                                                                          ------------
    U.S. TERRITORY 0.2%
    PUERTO RICO 0.2%
(a) Puerto Rico Commonwealth Highway and Transportation Authority Transportation
       Revenue, Refunding, Series A, Weekly VRDN and Put, 1.45%, 7/01/28 ...........            800,000        800,000
                                                                                                          ------------
    TOTAL SHORT TERM INVESTMENTS (COST $10,200,000) ................................                        10,200,000
                                                                                                          ------------
    TOTAL INVESTMENTS (COST $329,453,314) 98.7% ....................................                       330,815,842
    OTHER ASSETS, LESS LIABILITIES 1.3% ............................................                         4,268,560
                                                                                                          ------------
    NET ASSETS 100.0% ..............................................................                      $335,084,402
                                                                                                          ============

See Selected Portfolio Abbreviations on page 18.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.


                    12 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                PRINCIPAL AMOUNT      VALUE
    ---------------------------------------------------                                ----------------   -----------
    MUNICIPAL BONDS 49.0%
    NEW YORK 45.5%
    Albany IDA Civic Facility Revenue, St. Peter's Hospital Project, Series A,
       4.75%, 11/15/09 .............................................................   $        295,000   $   298,567
    Amherst IDA Civic Facility Revenue, Mandatory Put 10/01/11, Refunding, Series
       A, Radian Insured, 4.20%, 10/01/31 ..........................................            510,000       510,892
(a) Buffalo GO, General Improvement, Series A, Assured Guaranty, 5.00%, 2/01/11 ....          1,110,000     1,148,728
    Erie County Water Authority Water Revenue, Refunding, 4.00%, 12/01/10 ..........          1,000,000     1,029,660
    Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility,
       3.75%, 10/01/09 .............................................................            315,000       319,709
    Monroe County GO, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/11 ........          1,000,000     1,045,660
    New York City IDA Civic Facility Revenue, USTA National Tennis Center Inc.
       Project, Refunding, FSA Insured, 5.00%, 11/15/09 ............................            600,000       620,424
    New York Local Government Assistance Corp. Revenue, Senior Lien, Refunding,
       Series A, 5.00%, 4/01/11 ....................................................            300,000       315,438
    New York State Dormitory Authority Revenues,
       Kateri Residence, Refunding, 4.00%, 7/01/10 .................................            230,000       233,528
       Non-State Supported Debt, Aids Long Term Health Care Facility, Refunding,
          5.00%, 11/01/11 ..........................................................            250,000       258,528
       Non-State Supported Debt, Manhattan College, Series B, Radian Insured,
          5.00%, 7/01/13 ...........................................................            340,000       353,692
       Non-State Supported Debt, Rochester General Hospital, Refunding, Radian
          Insured, 5.00%, 12/01/15 .................................................            100,000       103,500
       Non-State Supported Debt, School District Financing Program, Series A, FSA
          Insured, 5.00%, 10/01/15 .................................................          1,000,000     1,083,220
       The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA
          Insured, 5.00%, 8/15/09 ..................................................            250,000       258,320
       White Plains Hospital, Mortgage, FHA Insured, 3.55%, 2/15/10 ................             70,000        70,000
    New York State Environmental Facilities Corp. Special Obligation Revenue,
       Riverbank State Park, Refunding, CIFG Insured, 5.00%, 4/01/16 ...............            200,000       214,296
    Poughkeepsie Town GO, Public Improvement, Refunding, FSA Insured,
       5.00%, 4/15/15 ..............................................................            250,000       270,105
    Rockland County Solid Waste Management Authority Revenue, Series A, AMBAC
       Insured, 4.50%, 12/15/08 ....................................................            400,000       403,728
    Suffolk County IDA Civic Facility Revenue, Westhampton Free Associates
       Library, AMBAC Insured, 3.25%,
       6/15/09 .....................................................................            150,000       151,401
       6/15/12 .....................................................................            300,000       296,358
    Syracuse GO, Public Improvement, Series A, FSA Insured, 3.25%, 6/15/12 .........            725,000       726,058
    Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding,
       Series A, AMBAC Insured, 3.375%, 11/01/10 ...................................            300,000       303,516
    Western Nassau County Water Authority Water System Revenue, AMBAC Insured,
       3.00%, 5/01/09 ..............................................................            215,000       216,135
    Yonkers GO, Series A, 4.00%, 11/01/09 ..........................................            565,000       568,396
                                                                                                          -----------
                                                                                                           10,799,859
                                                                                                          -----------
    U.S. TERRITORIES 3.5%
    GUAM 0.5%
    Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%,
       10/01/09 ....................................................................            125,000       123,398
                                                                                                          -----------


                    Quarterly Statements of Investments | 13

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                PRINCIPAL AMOUNT      VALUE
    ---------------------------------------------------                                ----------------   -----------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO 3.0%
    Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08,
       Refunding, Series C, MBIA Insured, 5.00%, 7/01/28 ...........................   $        295,000   $   295,000
    Puerto Rico Commonwealth Government Development Bank Revenue, senior notes,
       Series B, 5.00%, 12/01/08 ...................................................            400,000       403,524
                                                                                                          -----------
                                                                                                              698,524
                                                                                                          -----------
    TOTAL U.S. TERRITORIES .........................................................                          821,922
                                                                                                          -----------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $11,646,556) .........                       11,621,781
                                                                                                          -----------
    SHORT TERM INVESTMENTS 51.7%
    MUNICIPAL BONDS 51.7%
    NEW YORK 51.7%
    Albany IDA Civic Facility Revenue, St. Peter's Hospital Project, Series A,
       4.50%, 11/15/08 .............................................................             70,000        70,195
(b) Babylon IDA Resource Recovery Revenue, Ogden Martin Project, Refunding, FSA
       Insured, Weekly VRDN and Put, 1.50%, 1/01/19 ................................            700,000       700,000
(b) Broome County IDA Civic Facility Revenue,
       Elizabeth Church Manor, Refunding, Weekly VRDN and Put, 1.55%, 2/01/29 ......            125,000       125,000
       James G. Johnston Memorial, Refunding, Weekly VRDN and Put, 1.55%,
          2/01/29 ..................................................................            100,000       100,000
(b) Long Island Power Authority Electric System Revenue,
       Series D, FSA Insured, Weekly VRDN and Put, 1.57%, 12/01/29 .................            300,000       300,000
       Sub Series 1B, Daily VRDN and Put, 1.65%, 5/01/33 ...........................            400,000       400,000
       Sub Series 2, Daily VRDN and Put, 1.70%, 5/01/33 ............................            700,000       700,000
(b) Monroe County IDA Civic Facility Revenue, Nazareth College, Refunding, Series B,
       MBIA Insured, Weekly VRDN and Put, 7.00%, 4/01/22 ...........................            700,000       700,000
(b) MTA Dedicated Tax Fund Revenue, Series D-1, AMBAC Insured, Weekly VRDN and Put,
       6.00%, 11/01/34 .............................................................            295,000       295,000
(b) MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 2.00%,
       11/01/26 ....................................................................            800,000       800,000
(b) Nassau County IDA Civic Facility Revenue, Cold Spring Harbor, Refunding and
       Improvement, Daily VRDN and Put, 1.60%, 1/01/34 .............................            400,000       400,000
(b) New York City GO,
          Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put,
             2.00%, 8/01/13 ........................................................            400,000       400,000
          Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put,
             2.20%, 8/01/14 ........................................................            400,000       400,000
          Series B, Sub Series B-5, MBIA Insured, Daily VRDN and Put, 2.00%,
             8/15/22 ...............................................................            100,000       100,000
          Series B, Sub Series B-7, AMBAC Insured, Daily VRDN and Put, 2.29%,
             8/15/18 ...............................................................            300,000       300,000
          Series B2, Sub Series B5, MBIA Insured, Daily VRDN and Put, 2.00%,
             8/15/11 ...............................................................            200,000       200,000
          Unlimited, Series B, Sub Series B-4, Daily VRDN and Put, 8.25%, 8/15/23 ..            900,000       900,000
    New York City HDC Revenue, Capital Fund Program, New York City Housing
       Authority Program, Series A, FGIC Insured, 5.00%, 7/01/08 ...................            200,000       200,000
(b) New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and
       Put, 2.40%, 11/01/39 ........................................................            600,000       600,000
(b) New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Second General Resolution,
          Fiscal 2008, Refunding, Series BB, Daily VRDN and Put, 1.70%, 6/15/36 ....            400,000       400,000
          Refunding, Series CC-1, Daily VRDN and Put, 2.40%, 6/15/38 ...............            800,000       800,000


                    14 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                PRINCIPAL AMOUNT      VALUE
    ---------------------------------------------------                                ----------------   -----------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
(b) New York City Transitional Finance Authority Revenue,
          Future Tax Secured, Series C, Daily VRDN and Put, 2.00%, 5/01/28 .........   $      1,000,000   $ 1,000,000
          New York City Recovery, Series 1, Sub Series 1C, Daily VRDN and Put,
             2.00%, 11/01/22 .......................................................            660,000       660,000
(b) New York City Trust for Cultural Resources Revenue, American Museum Natural
       History, Refunding, Series A, MBIA Insured, Weekly VRDN and Put, 7.75%,
       4/01/21 .....................................................................            700,000       700,000
(b) New York State Dormitory Authority Revenue, Cornell University, Series B,
       Daily VRDN and Put, 1.65%, 7/01/25 ..........................................            100,000       100,000
(b) Triborough Bridge and Tunnel Authority Revenues,
          General, Refunding, Sub Series B-4, Weekly VRDN and Put, 1.60%, 1/01/32 ..            400,000       400,000
          Refunding, Series C, AMBAC Insured, Weekly VRDN and Put, 6.00%, 1/01/33 ..            500,000       500,000
                                                                                                          -----------
    TOTAL SHORT TERM INVESTMENTS (COST $12,250,186) ................................                       12,250,195
                                                                                                          -----------
    TOTAL INVESTMENTS (COST $23,896,742) 100.7% ....................................                       23,871,976
    OTHER ASSETS, LESS LIABILITIES (0.7)% ..........................................                         (154,332)
                                                                                                          -----------
    NET ASSETS 100.0% ..............................................................                      $23,717,644
                                                                                                          ===========

See Selected Portfolio Abbreviations on page 18.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 15

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

    FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                            PRINCIPAL AMOUNT      VALUE
    ---------------------------------------                                            ----------------   -----------
    INVESTMENTS 99.6%
    MUNICIPAL BONDS 99.6%
    NEW YORK 92.8%
(a) Albany IDA Civic Facilities Revenue, Albany Medical Center Hospital Project,
       Series A, Weekly VRDN and Put, 1.52%, 5/01/27 ...............................   $      1,000,000   $ 1,000,000
    Kenmore-Tonawanda Union Free School District GO, Refunding, Assured Guaranty,
       2.875%, 2/15/09 .............................................................            689,000       693,786
(a) Long Island Power Authority Electric System Revenue,
          Sub Series 2, Daily VRDN and Put, 1.70%, 5/01/33 .........................          1,100,000     1,100,000
          Sub Series 3B, Daily VRDN and Put, 2.29%, 5/01/33 ........................          2,900,000     2,900,000
(a) MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 2.00%,
       11/01/26 ....................................................................          2,100,000     2,100,000
    MTA Transportation Facilities Revenue, TECP, 3.05%, 8/12/08 ....................          2,000,000     2,000,000
    Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding,
          Series A, AMBAC Insured, 4.00%, 11/15/08 .................................          1,255,000     1,258,017
      (a) Series B, FSA Insured, Weekly VRDN and Put, 1.70%, 11/15/22 ..............          1,800,000     1,800,000
(a) New York City GO,
       Refunding, Sub Series C-4, Weekly VRDN and Put, 1.55%, 8/01/20 ..............          1,000,000     1,000,000
       Sub Series E-3, Daily VRDN and Put, 1.70%, 8/01/23 ..........................            500,000       500,000
       Sub Series H-4, Daily VRDN and Put, 1.70%, 3/01/34 ..........................          1,550,000     1,550,000
       Sub Series L-4, Daily VRDN and Put, 2.10%, 4/01/38 ..........................          1,000,000     1,000,000
(a) New York City HDC,
       MF Rental Housing Revenue, Carnegie Park, Series A, Weekly VRDN and Put,
          1.70%, 11/15/19 ..........................................................          2,950,000     2,950,000
       MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA
          Insured, Weekly VRDN and Put, 1.45%, 11/15/28 ............................          1,000,000     1,000,000
       MF Revenue, Mortgage, Marseilles Apartments, Series A, Weekly VRDN and Put,
          1.41%, 12/01/34 ..........................................................          2,575,000     2,575,000
(a) New York City IDA Civic Facility Revenue,
       American Civil Project, Refunding and Improvement, Daily VRDN and Put,
          1.60%, 6/01/35 ...........................................................            600,000       600,000
       MSMC Realty Corp. Project, Refunding, Weekly VRDN and Put, 1.35%, 1/01/31 ...          1,000,000     1,000,000
(a) New York City IDAR, Liberty, One Bryant Park LLC, Series A, Weekly VRDN and Put,
       1.55%, 11/01/39 .............................................................          3,000,000     3,000,000
(a) New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 1.70%,
          6/15/18 ..................................................................          1,200,000     1,200,000
       Second General Resolution, Fiscal 2008, Refunding, Series BB, Daily VRDN
          and Put, 1.70%, 6/15/36 ..................................................            700,000       700,000
       Second General Resolution, Fiscal 2008, Refunding, Series BB-3, Daily VRDN
          and Put, 2.00%, 6/15/34 ..................................................          1,500,000     1,500,000
       Second General Resolution, Refunding, Series CC-1, Daily VRDN and Put,
          2.40%, 6/15/38 ...........................................................            700,000       700,000
    New York City Transitional Finance Authority Revenue,
(a)    Future Tax Secured, Refunding, Sub Series C2, Daily VRDN and Put, 1.65%,
          8/01/31 ..................................................................          1,200,000     1,200,000
(a)    Future Tax Secured, Series C, Daily VRDN and Put, 2.00%, 5/01/28 ............          1,100,000     1,100,000
(a)    New York City Recovery, Series 1, Sub Series 1C, Daily VRDN and Put, 2.00%,
          11/01/22 .................................................................            250,000       250,000
(a)    New York City Recovery, Series 1, Sub Series 1D, Daily VRDN and Put, 1.65%,
          11/01/22 .................................................................            500,000       500,000
       Series C, ETM, 5.00%, 2/15/09 ...............................................          2,000,000     2,039,380
(a) New York City Trust for Cultural Resources Revenue,
          Alvin Ailey Dance Foundation, Weekly VRDN and Put, 1.41%, 7/01/33 ........          2,400,000     2,400,000
          Solomon R. Guggenheim Foundation, Series B, Weekly VRDN and Put, 1.45%,
             12/01/15 ..............................................................          1,295,000     1,295,000


                    16 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                            PRINCIPAL AMOUNT      VALUE
    ---------------------------------------                                            ----------------   -----------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
(a) New York State Dormitory Authority Revenues,
       Cornell University, Series A, Weekly VRDN and Put, 1.25%, 7/01/29 ...........   $      1,800,000   $ 1,800,000
       Cornell University, Series B, Weekly VRDN and Put, 1.25%, 7/01/30 ...........          1,100,000     1,100,000
       Mental Health Facilities Improvement, Refunding, Series F-2B, FSA Insured,
          Weekly VRDN and Put, 1.50%, 2/15/21 ......................................          1,000,000     1,000,000
       Mental Health Services, Sub Series D-2B, FSA Insured, Weekly VRDN and Put,
          1.25%, 2/15/31 ...........................................................          2,000,000     2,000,000
       Non-State Supported Debt, Court Facilities Lease, Series B, Weekly VRDN and
          Put, 1.30%, 5/15/39 ......................................................          3,000,000     3,000,000
       Oxford University Press Inc., Weekly VRDN and Put, 1.25%, 7/01/25 ...........            700,000       700,000
    New York State GO, Mandatory Put 7/02/08, Refunding,  Series B, 2.80%,
       3/15/30 .....................................................................          1,350,000     1,350,000
(a) New York State HFA Service Contract Revenue, Refunding, Series C, Weekly VRDN
       and Put, 1.45%, 3/15/26 .....................................................            800,000       800,000
(a) New York State HFAR,
       350 West 43rd Street, Series A, Weekly VRDN and Put,
       1.50%, 11/01/34 .............................................................          2,000,000     2,000,000
       Weekly VRDN and Put, 1.80%, 11/15/29 ........................................            500,000       500,000
(a) New York State Local Government Assistance Corp. Revenue,
       Series F, Weekly VRDN and Put, 1.55%, 4/01/25 ...............................            800,000       800,000
       Series G, Weekly VRDN and Put, 1.39%, 4/01/25 ...............................          2,600,000     2,600,000
    New York State Power Authority Revenue, TECP, 2.65%, 7/06/08 ...................          3,000,000     3,000,000
(a) New York State Urban Development Corp. Revenue, Service Contract,Refunding,
       Series A-1,
    Weekly VRDN and Put, 1.45%, 1/01/30 ............................................          1,000,000     1,000,000
(a) Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2,
       Daily VRDN and Put, 1.90%, 12/01/37 .........................................          1,500,000     1,500,000
(a) Triborough Bridge and Tunnel Authority Revenues,
       MTA Bridges Tunnels, Refunding,
       Series AB, FSA   Insured, Weekly VRDN and Put, 1.41%, 1/01/19 ...............            800,000       800,000
       Refunding, Series F, Weekly VRDN and Put, 1.41%, 11/01/32 ...................          1,200,000     1,200,000
       Refunding, Sub Series B-3, Weekly VRDN and Put, 1.34%, 1/01/32 ..............          1,000,000     1,000,000
                                                                                                          -----------
                                                                                                           67,061,183
                                                                                                          -----------
    U.S. TERRITORY 6.8%
    PUERTO RICO 6.8%
    Puerto Rico Commonwealth GO, Public Improvement,
       Mandatory Put 7/01/08,
       Refunding, Series C, MBIA  Insured, 5.00%, 7/01/28 ..........................          1,735,000     1,735,000

(a) Refunding, Series B, Daily VRDN and Put, 1.80%, 7/01/32 ........................          1,000,000     1,000,000

(a) Puerto Rico Commonwealth Highway and Transportation  Authority Transportation
       Revenue, Refunding, Series A, Weekly VRDN and Put, 1.45%, 7/01/28 ...........          2,200,000     2,200,000
                                                                                                          -----------
                                                                                                            4,935,000
                                                                                                          -----------
    TOTAL INVESTMENTS (COST $71,996,183) 99.6% .....................................                       71,996,183
    OTHER ASSETS, LESS LIABILITIES 0.4% ............................................                          283,123
                                                                                                          -----------
    NET ASSETS 100.0% ..............................................................                      $72,279,306
                                                                                                          ===========

See Selected Portfolio Abbreviations on page 18.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 17

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
BHAC  - Brookshire Hathaway Assurance Corp.
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDC   - Housing Development Corp.
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
TECP  - Tax-Exempt Commercial Paper
XLCA  - XL Capital Assurance


                   18 | See Notes to Statements of Investments.

                       Quarterly Statements of Investments

Franklin New York Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds (Funds). All Funds are diversified, except the Franklin New York Limited-Term Tax-Free Income Fund, which is non-diversified.

 2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

Securities in the Franklin New York Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                    Quarterly Statements of Investments | 19

Franklin New York Tax-Free Trust

3. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                    FRANKLIN NEW YORK   FRANKLIN NEW YORK
                                                FRANKLIN NEW YORK   INTERMEDIATE-TERM     LIMITED-TERM
                                                 INSURED TAX-FREE       TAX-FREE            TAX-FREE
                                                   INCOME FUND         INCOME FUND         INCOME FUND
                                                -----------------   -----------------   -----------------
Cost of investments .........................      $572,433,005       $329,414,857         $23,896,566
                                                   ============       ============         ===========
Unrealized appreciation .....................      $  8,726,278       $  3,780,497         $    41,196
Unrealized depreciation .....................       (11,286,879)        (2,379,512)            (65,786)
                                                   ------------       ------------         -----------
Net unrealized appreciation (depreciation) ..      $ (2,560,601)      $  1,400,985         $   (24,590)
                                                   ============       ============         ===========

At June 30, 2008, the cost of investments for book and income tax purposes was the same for the Franklin New York Tax-Exempt Money Fund.

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    20 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.
(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN NEW YORK TAX-FREE TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2008








                                Exhibit A


I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

8/27/2008

/S/GALEN G. VETTER
Galen G. Vetter
Chief Executive Officer - Finance and Administration





I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

8/27/2008


/S/LAURA F. FERGERSON
Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer